Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001114446
Registrant Name	UBS AG
Registration File Number	333-283672
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES